UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE

GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 86.7%
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.9%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	170,000		$177,225	(a)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	591,000	EUR	813,738	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	120,000	EUR	173,405	(a)
Tenneco Inc., Senior Notes	7.750%	8/15/18	70,000		72,100	(a)

Total Auto Components					1,236,468

Automobiles - 0.4%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	1,620,000		554,850	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	200,000		65,500	(b)

Total Automobiles					620,350

Diversified Consumer Services - 0.4%
Realogy Corp., Senior Notes	10.500%	4/15/14	160,000		136,800
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	475,000		507,062	(a)

Total Diversified Consumer Services					643,862

Hotels, Restaurants & Leisure - 6.4%
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	20,000		16,825
CCM Merger Inc., Notes	8.000%	8/1/13	540,000		496,800	(a)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	244,000		169,580	(a)
Codere Finance Luxembourg SA, Senior Notes	8.250%	6/15/15	170,000	EUR	231,173	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	360,000	EUR	493,224	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	420,000		403,725	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	725,000		525,625
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	190,000		193,800
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	265,000		1,365	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	650,000		425,750
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	244,000		197,640
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	450,000		495,000
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	1,000,000		415,000	(b)(c)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	160,000		149,600	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	245,000		259,700
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	302,775	(d)
MGM MIRAGE Inc., Senior Notes	6.750%	9/1/12	545,000		517,750
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	230,000		214,762
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	20,000		16,850
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	35,000		39,112
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	85,000		97,219
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	260,000		234,000	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	500,000		382,500
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	55,000		30,594
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	700,000		787,500
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	80,000		77,800
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	50,000		49,500
Sbarro Inc., Senior Notes	10.375%	2/1/15	325,000		196,625
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	235,000		195,050	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	40,000		35,400	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	465,000		79	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	555,000		56	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	75,000		293	(b)(c)
Thomas Cook Group PLC, Senior Notes	7.750%	6/22/17	396,000	GBP	613,675

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Hotels, Restaurants & Leisure - continued
Wyndham Worldwide Corp., Senior Notes	9.875%	5/1/14	390,000		$457,403
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes	7.750%	8/15/20	490,000		519,400	(a)

Total Hotels, Restaurants & Leisure					9,243,150

Household Durables - 0.5%
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	331,000	GBP	491,369	(a)
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	198,000	EUR	272,623

Total Household Durables					763,992

Internet & Catalog Retail - 0.5%
Netflix Inc., Senior Notes	8.500%	11/15/17	290,000		324,800
QVC Inc., Senior Secured Notes	7.375%	10/15/20	395,000		410,800	(a)

Total Internet & Catalog Retail					735,600

Leisure Equipment & Products - 0.9%
Carlson Wagonlit BV, Senior Notes	6.649%	5/1/15	450,000	EUR	578,189	(a)(d)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	340,000	EUR	480,887	(a)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	160,000	EUR	222,482	(a)

Total Leisure Equipment & Products					1,281,558

Media - 6.4%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	540,000		573,750
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	90,000		97,312
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	920,000		959,100	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	210,000		223,650	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	385,000		384,519	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	530,000		528,675	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	200,000		227,500	(a)
CMP Susquehanna Corp.	3.531%	5/15/14	38,000		26,980	(a)(d)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	285,000		312,787
DISH DBS Corp., Senior Notes	6.625%	10/1/14	30,000		31,425
DISH DBS Corp., Senior Notes	7.875%	9/1/19	380,000		410,875
Gannett Co. Inc., Senior Notes	7.125%	9/1/18	140,000		138,600	(a)
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	200,000		215,000	(a)
ITV PLC, Notes	7.375%	1/5/17	275,000	GBP	447,117
ITV PLC, Senior Notes	10.000%	6/30/14	175,000	EUR	276,334
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	230,000	EUR	184,993	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	140,000		158,550	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000		113,250	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	1,480,000		1,469,152	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	660,000		664,125
ProQuest LLC/ProQuest Notes Co., Senior Notes	9.000%	10/15/18	170,000		173,400	(a)
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	269,000	EUR	342,878	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	140,000		141,400
UPC Holding BV, Senior Notes	8.000%	11/1/16	260,000	EUR	366,851	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	140,000		149,800	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	165,000		177,375
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	400,000	EUR	575,292	(a)

Total Media					9,370,690

Multiline Retail - 0.3%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	465,000		440,588

Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	605,000		618,612
American Greetings Corp., Senior Notes	7.375%	6/1/16	95,000		93,338
American Greetings Corp., Senior Notes	7.375%	6/1/16	30,000		29,100
Edcon Proprietary Ltd., Senior Notes	4.129%	6/15/14	750,000	EUR	869,072	(a)(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Specialty Retail - continued
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	20,000		$21,825
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	660,000		638,550

Total Specialty Retail					2,270,497

Textiles, Apparel & Luxury Goods - 0.6%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	585,000		661,050
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	200,000		211,750

Total Textiles, Apparel & Luxury Goods					872,800

TOTAL CONSUMER DISCRETIONARY					27,479,555

CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Cott Beverages USA Inc., Senior Notes	8.125%	9/1/18	110,000		117,013	(a)

Food Products - 0.9%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	315,000		338,625
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	400,000	EUR	569,844	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	180,000		195,075
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	160,000		184,800	(a)

Total Food Products					1,288,344

Household Products - 0.4%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	145,000		145,181	(a)
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	230,000		246,963	(a)
Visant Corp., Senior Notes	10.000%	10/1/17	280,000		293,300	(a)

Total Household Products					685,444

Tobacco - 0.2%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	235,000		255,562

TOTAL CONSUMER STAPLES					2,346,363

ENERGY - 13.7%
Energy Equipment & Services - 1.5%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	490,000		541,450
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	190,000		196,650
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	360,000		363,150
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	535,000		446,725	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	170,000		180,200
Parker Drilling Co., Senior Notes	9.125%	4/1/18	310,000		316,200	(a)
PHI Inc., Senior Notes	8.625%	10/15/18	70,000		69,125	(a)
Transocean Inc., Senior Notes	6.625%	4/15/11	100,000		102,657

Total Energy Equipment & Services					2,216,157

Oil, Gas & Consumable Fuels - 12.2%
Adaro Indonesia PT, Notes	7.625%	10/22/19	290,000		317,550	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	950,000		935,750
Brigham Exploration Co., Senior Notes	8.750%	10/1/18	240,000		248,400	(a)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	680,000		736,100
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	300,000		308,250
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	330,000		362,175	(a)
Continental Resources Inc., Senior Notes	7.125%	4/1/21	70,000		73,150	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	646,105		599,263	(a)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	230,000		242,075
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	331,000		362,859
Ecopetrol SA, Senior Notes	7.625%	7/23/19	580,000		704,700
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	290,000		306,675
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	385,000		402,305	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	90,000		89,676	(d)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	540,000		539,325
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	20,000		11,925	(a)(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels - continued
Harvest Operations Corp., Senior Notes	6.875%	10/1/17	290,000		$297,975	(a)
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	200,000		206,000	(a)
Infinis PLC, Senior Notes	9.125%	12/15/14	265,000	GBP	439,184	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	360,000		385,200
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	480,000		534,000	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	290,000		308,850	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	260,000		263,575	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	250,000		262,188	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	130,000		134,550	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	435,000		453,487	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	120,000		122,100	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	370,000		377,400	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	130,000		98,475
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	595,000		621,031
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	130,000		136,175	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	20,000		20,950	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	120,000		132,900
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	250,000		287,435
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	170,000		178,925
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	320,000		393,600	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,450,000		1,334,000	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	320,000		366,400
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	265,000		290,837
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	480,000		565,200
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	100,000		110,125
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	150,000		164,625
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	455,000		457,275	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	20,000		19,750
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	250,000		231,250
Teekay Corp., Senior Notes	8.500%	1/15/20	545,000		596,094
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	400,000		446,500	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	490,000		554,925	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	150,000		169,875	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	50,000		53,000
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	380,000		390,450

Total Oil, Gas & Consumable Fuels					17,644,484

TOTAL ENERGY					19,860,641

FINANCIALS - 13.3%
Capital Markets - 0.5%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	325,000		73,531	(b)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	640,000		675,200	(a)

Total Capital Markets					748,731

Commercial Banks - 4.1%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	230,000		216,781
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	120,000		125,100	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	81,732		81,528
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	566,221		560,559
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,650,709		1,623,885
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	200,000		215,000	(a)(d)(f)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	650,000	EUR	749,208	(d)(f)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	500,000		503,242	(a)(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Commercial Banks - continued
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	58,000	GBP	$96,579	(a)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	220,000		227,436
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	220,000		227,150
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	690,000		744,337	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	260,000		300,144	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	190,000		215,798	(d)(f)

Total Commercial Banks					5,886,747

Consumer Finance - 3.9%
Ally Financial Inc., Debentures	0.000%	6/15/15	760,000		549,100
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	390,000		345,983
Ally Financial Inc., Senior Notes	7.500%	12/31/13	90,000		96,525
Ally Financial Inc., Senior Notes	8.300%	2/12/15	400,000		437,000	(a)
Ally Financial Inc., Senior Notes	7.500%	9/15/20	520,000		556,400	(a)
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	124,000		128,650
Fiat Finance North America Inc., Senior Notes	5.625%	6/12/17	300,000	EUR	415,621
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	160,000		171,139
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,250,000		1,575,786
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	340,000	EUR	476,251
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	640,000		636,129
SLM Corp., Senior Notes	4.750%	3/17/14	257,000	EUR	323,438

Total Consumer Finance					5,712,022

Diversified Financial Services - 4.2%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	120,000		120,900
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	280,000		277,900	(a)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	160,000		172,000	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	260,000		283,075
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	140,000		147,700
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	310,000		328,600
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	40,000		45,800	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	384,000	EUR	429,260	(a)(d)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	230,000	EUR	270,435	(a)(d)
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	550,000	GBP	730,076	(d)(f)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	180,000		193,050	(a)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	560,000		565,600
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	460,000		453,675
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	110,000		118,250	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	830,000		900,550
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	100,000		108,250	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	355,000		388,725	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	350,000		361,375
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	90,000		92,025	(a)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	120,000		112,791	(a)

Total Diversified Financial Services					6,100,037

Real Estate Management & Development - 0.6%
Agile Property Holdings Ltd., Senior Notes	10.000%	11/14/16	490,000		536,550	(a)
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	133,000	GBP	204,751	(a)
Kaisa Group Holdings Ltd., Senior Notes	13.500%	4/28/15	190,000		191,425	(a)

Total Real Estate Management & Development					932,726

TOTAL FINANCIALS					19,380,263

HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	550,000		609,813

Health Care Providers & Services - 3.5%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	250,000		258,750	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Health Care Providers & Services - continued
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,155,000	$1,097,250
HCA Inc., Senior Notes	6.300%	10/1/12	600,000	612,000
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	110,000	109,587	(a)
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	50,000	51,375
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	956,000	1,059,965	(g)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	150,000	129,750	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	225,000	227,531	(e)
US Oncology Holdings Inc., Senior Notes	6.737%	3/15/12	1,314,599	1,252,156	(d)(e)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	250,000	255,000

Total Health Care Providers & Services				5,053,364

Health Care Technology - 0.2%
Multiplan Inc., Senior Notes	9.875%	9/1/18	260,000	272,350	(a)

TOTAL HEALTH CARE				5,935,527

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.0%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	405,000	430,312	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	240,000	255,600
Triumph Group Inc., Senior Notes	8.625%	7/15/18	320,000	345,600
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	425,000	422,875	(a)

Total Aerospace & Defense				1,454,387

Air Freight & Logistics - 0.5%
TGI International Ltd., Senior Notes	9.500%	10/3/17	650,000	740,188	(a)

Airlines - 1.7%
Air Canada, Senior Secured Notes	9.250%	8/1/15	160,000	162,400	(a)
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	458,046	446,594
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	88,507	88,618
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	410,000	417,687	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	500,000	506,300	(a)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	408,009	415,150
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	2/10/24	48,853	49,097
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	152,038	162,681
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	144,000	156,960	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	100,000	109,000	(a)

Total Airlines				2,514,487

Building Products - 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	231,400	116,857	(a)(c)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	160,000	172,000	(a)

Total Building Products				288,857

Commercial Services & Supplies - 1.5%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	530,000	594,925
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	210,000	202,650
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	740,000	722,425	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	150,000	160,500	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	370,000	390,350	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	130,000	145,275	(a)

Total Commercial Services & Supplies				2,216,125

Construction & Engineering - 0.4%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	520,000	569,400	(a)

Electrical Equipment - 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	370,000	292,300	(a)

Industrial Conglomerates - 0.2%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	320,000	345,600

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Marine - 0.3%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	450,000		$403,875	(a)

Road & Rail - 1.7%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	564,000		678,210
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	1,035,000		1,117,800	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	20,000		24,325
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	45,000		48,656
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	468,000		515,385

Total Road & Rail					2,384,376

Trading Companies & Distributors - 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	345,000		358,800	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000		93,150	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	315,000		316,575

Total Trading Companies & Distributors					768,525

Transportation - 0.3%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	390,000		384,638	(a)

TOTAL INDUSTRIALS					12,362,758

INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment, Instruments & Components - 0.6%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	750,000		802,500	(a)

IT Services - 0.9%
Ceridian Corp., Senior Notes	12.250%	11/15/15	362,100		344,900	(e)
Fidelity National Information Services Inc., Senior Notes	7.625%	7/15/17	100,000		107,250	(a)
Fidelity National Information Services Inc., Senior Notes	7.875%	7/15/20	140,000		151,550	(a)
First Data Corp., Senior Notes	9.875%	9/24/15	280,000		230,300
First Data Corp., Senior Notes	10.550%	9/24/15	373,887		304,250	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	200,000		200,250

Total IT Services					1,338,500

Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	460,000		463,450	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	150,000		156,750	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	550,000		503,250
STATS ChipPAC Ltd., Senior Notes	7.500%	8/12/15	215,000		232,738	(a)

Total Semiconductors & Semiconductor Equipment					1,356,188

Software - 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	245,000		255,719	(a)

TOTAL INFORMATION TECHNOLOGY					3,752,907

MATERIALS - 12.2%
Chemicals - 3.0%
Ashland Inc., Senior Notes	9.125%	6/1/17	780,000		897,000
CF Industries Inc., Senior Notes	6.875%	5/1/18	50,000		53,938
CF Industries Inc., Senior Notes	7.125%	5/1/20	200,000		219,250
FMC Finance III SA, Senior Notes	6.875%	7/15/17	440,000		473,000
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	435,000		457,837	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	410,000		429,987	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	326,000	EUR	469,418	(a)
Rhodia SA, Senior Notes	6.875%	9/15/20	640,000		656,000	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	240,000		263,400
Solutia Inc., Senior Notes	7.875%	3/15/20	210,000		225,488
TPC Group LLC, Senior Secured Notes	8.250%	10/1/17	250,000		256,875	(a)(c)

Total Chemicals					4,402,193

Construction Materials - 0.3%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	290,000	EUR	423,017

Containers & Packaging - 2.9%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	479,730	EUR	658,897	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Containers & Packaging - continued
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	$511,219	(a)
Ball Corp., Senior Notes	6.625%	3/15/18	60,000		63,300
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	320,000		302,400
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	270,000		263,925
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	312,000	EUR	395,561	(a)
Nordenia Holdings GMBH, Senior Secured Bonds	9.750%	7/15/17	377,000	EUR	551,527	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	120,000		0	(b)(c)(g)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	190,000	EUR	247,362	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	470,000		488,800
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	690,000		707,250	(a)(c)

Total Containers & Packaging					4,190,241

Metals & Mining - 3.4%
CSN Resources SA, Senior Bonds	6.500%	7/21/20	190,000		203,537	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	186,000		199,253	(a)
Evraz Group SA, Notes	8.875%	4/24/13	990,000		1,056,825	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	354,000		397,365	(a)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	184,000	EUR	262,753	(a)
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	640,000		667,200	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	120,000		167,728
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	740,000		342,250	(a)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	70,000		72,450
Southern Copper Corp., Senior Notes	6.750%	4/16/40	60,000		65,809
Vale Overseas Ltd., Notes	8.250%	1/17/34	63,000		80,514
Vale Overseas Ltd., Notes	6.875%	11/21/36	605,000		692,700
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	670,000		722,762	(a)

Total Metals & Mining					4,931,146

Paper & Forest Products - 2.6%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	541,000		403,045	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	90,000		100,463	(a)
M-real OYJ, Senior Notes	9.250%	4/1/13	300,000	EUR	434,536
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	170,000		171,062
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	520,000		473,200
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	423,000	EUR	668,199	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	430,000		500,950	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	550,000		495,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	535,000		588,500

Total Paper & Forest Products					3,834,955

TOTAL MATERIALS					17,781,552

TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.3%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	790,000		726,800	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	84,000		77,910	(a)
BCM Ireland Preferred Equity Ltd., Senior Notes	7.899%	2/15/17	805,205	EUR	175,393	(a)(d)(e)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	20,000		15,300
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	810,000		81	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	500,000		525,000	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	295,000		306,800
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000		139,263
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	730,000		795,700
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	20,000		21,800	(a)
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	260,000		235,300
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	350,000		368,375
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	100,000		109,250	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	280,000		289,955
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	870,000		946,157	(a)
West Corp., Senior Notes	8.625%	10/1/18	410,000		410,000	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Telecommunication Services - continued
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	35,000	$37,231	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	100,000	112,563	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	632,160	680,362	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	280,000	297,500

Total Diversified Telecommunication Services				6,270,740

Wireless Telecommunication Services - 2.5%
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	200,000	221,500	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	240,000	248,400
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	710,000	653,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,165,000	1,229,075
True Move Co., Ltd.	10.750%	12/16/13	635,000	677,862	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	625,000	667,188	(a)

Total Wireless Telecommunication Services				3,697,225

TOTAL TELECOMMUNICATION SERVICES				9,967,965

UTILITIES - 5.0%
Electric Utilities - 0.5%
EEB International Ltd.	8.750%	10/31/14	100,000	109,500	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	550,000	602,250	(a)

Total Electric Utilities				711,750

Gas Utilities - 0.4%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000	70,712
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	250,000	266,875
Xinao Gas Holdings Ltd., Senior Bonds	7.375%	8/5/12	150,000	156,352

Total Gas Utilities				493,939

Independent Power Producers & Energy Traders - 4.0%
AES Corp., Senior Notes	9.750%	4/15/16	280,000	323,400
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	370,000	382,025	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	240,000	254,042	(a)
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	250,000	151,875
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	612,621	295,590	(e)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,465,344	1,461,556
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	670,000	693,450	(a)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	560,000	635,809	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	530,000	504,825
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	350,746	387,574
NRG Energy Inc., Senior Notes	7.375%	2/1/16	445,000	458,906
NRG Energy Inc., Senior Notes	7.375%	1/15/17	310,000	318,525

Total Independent Power Producers & Energy Traders				5,867,577

Multi-Utilities - 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	150,000	180,000	(a)

TOTAL UTILITIES				7,253,266

TOTAL CORPORATE BONDS & NOTES (Cost - $122,217,089)				126,120,797

COLLATERALIZED SENIOR LOANS - 3.2%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Allison Transmission Inc., Term Loan B	3.010 - 3.050%	8/7/14	125,658	118,236	(h)

Specialty Retail - 0.2%
Michaels Stores Inc., Term Loan B2	4.813 - 5.000%	7/31/16	255,025	250,527	(h)

TOTAL CONSUMER DISCRETIONARY				368,763

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	795,900	696,412	(c)(h)

FINANCIALS - 0.7%
Real Estate Management & Development - 0.7%
Realogy Corp., Term Loan	13.500%	10/15/17	1,000,000	1,066,667	(h)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.8%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.633%	3/26/14	82,322		$66,755	(h)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.256 - 2.289%	3/26/14	1,380,543		1,119,487	(h)

Total Aerospace & Defense					1,186,242

Airlines - 0.3%
United Airlines Inc., Term Loan B	2.313%	2/3/14	492,829		465,313	(h)

TOTAL INDUSTRIALS					1,651,555

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC, PIK Term Loan	6.875%	8/11/15	590,000		590,000	(g)(h)

UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Energy Future Holdings, Term Loan B3	3.758 - 3.789%	10/10/14	308,414		239,321	(h)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $4,466,618)					4,612,718

CONVERTIBLE BONDS & NOTES - 0.5%
INDUSTRIALS - 0.5%
Marine - 0.5%
Horizon Lines Inc., Senior Notes (Cost - $739,279)	4.250%	8/15/12	830,000		759,450

SOVEREIGN BONDS - 5.6%
Brazil - 0.9%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	1,727,000	BRL	1,002,977
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	98,000	BRL	55,015
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	180,000	BRL	98,464
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	160,000		176,400

Total Brazil					1,332,856

Colombia - 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	247,000		313,690

Indonesia - 0.6%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	560,000		677,600	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	200,000		243,842	(a)

Total Indonesia					921,442

Russia - 1.0%
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	310,000		357,275	(a)
Russian Foreign Bond-Eurobond	11.000%	7/24/18	65,000		92,869	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	809,080		968,226	(a)

Total Russia					1,418,370

Turkey - 0.7%
Republic of Turkey, Notes	6.750%	5/30/40	100,000		114,514
Republic of Turkey, Senior Notes	7.500%	7/14/17	470,000		572,225
Republic of Turkey, Senior Notes	7.000%	3/11/19	150,000		179,250
Republic of Turkey, Senior Notes	7.500%	11/7/19	140,000		172,900

Total Turkey					1,038,889

Venezuela - 2.2%
Bolivarian Republic of Venezuela	5.750%	2/26/16	4,200,000		2,934,960	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.513%	4/20/11	211,000		204,406	(a)(d)

Total Venezuela					3,139,366

TOTAL SOVEREIGN BONDS (Cost - $7,198,835)					8,164,613

			SHARES
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.8%
Charter Communications Inc.			26,001		845,032	*(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
Media - Continued
Charter Communications Inc., Class A Shares			8,030	$260,975	*
Dex One Corp.			4,209	51,687	*

TOTAL CONSUMER DISCRETIONARY				1,157,694

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SemGroup Corp., Class A Shares			2,496	58,032	*

INDUSTRIALS - 0.0%
Building Products - 0.0%
Ashton Woods USA LLC, Class B Membership			71	31,954	(c)(g)
Nortek Inc.			906	35,680	*

TOTAL INDUSTRIALS				67,634

MATERIALS - 0.4%
Chemicals - 0.4%
Georgia Gulf Corp.			9,413	153,808	*
LyondellBasell Industries NV, Class A Shares			15,121	361,392	*

TOTAL MATERIALS				515,200

TOTAL COMMON STOCKS (Cost - $1,533,932)				1,798,560

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
Bank of America Corp.	7.250%		830	815,475
Citigroup Inc.	7.500%		3,604	427,110

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,182,594)				1,242,585

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		8,862	1	*(a)(c)(d)

FINANCIALS - 0.6%
Commercial Banks - 0.2%
Banesto Holdings Ltd.	10.500%		7,000	182,875	(a)

Diversified Financial Services - 0.4%
Citigroup Capital XII, Junior Subordinated Notes	8.500%		23,400	617,994	(d)

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		14,050	6,041	*(d)

TOTAL FINANCIALS				806,910

TOTAL PREFERRED STOCKS (Cost - $1,115,891)				806,911

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	389	4	*(c)(g)
Charter Communications Inc.		11/30/14	508	3,264	*
CNB Capital Trust		3/23/19	10,127	0	*(a)(c)(g)
Nortek Inc.		12/7/14	2,304	27,937	*
SemGroup Corp.		11/30/14	2,628	15,111	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)

TOTAL WARRANTS (Cost - $30,672)				46,316

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $138,484,910)				143,551,950

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government Agencies - 0.0%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $16,975)	0.240%	5/9/11	17,000	16,982	(i)(j)

U.S. Treasury Bills - 0.5%
U.S. Treasury Bills (Cost - $699,878)	0.232%	10/28/10	700,000	699,878	(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

TOTAL SHORT-TERM INVESTMENTS (Cost - $716,853)	$716,860

TOTAL INVESTMENTS - 99.2% (Cost - $139,201,763#)	144,268,810
Other Assets in Excess of Liabilities - 0.8%	1,163,839

TOTAL NET ASSETS - 100.0%	$145,432,649

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of September 30, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$125,927,747	$193,050	$126,120,797
Collateralized senior loans	—	4,022,718	590,000	4,612,718
Convertible bonds & notes	—	759,450	—	759,450
Sovereign bonds	—	8,164,613	—	8,164,613
Common stocks	$921,574	845,032	31,954	1,798,560
Convertible preferred stocks	1,242,585	—	—	1,242,585
Preferred stocks	624,035	182,876	—	806,911
Warrants	3,264	43,048	4	46,316

Total long-term investments	$2,791,458	$139,945,484	$815,008	$143,551,950

Short-term investments†	—	716,860	—	716,860

Total investments	$2,791,458	$140,662,344	$815,008	$144,268,810

Other financial instruments:
Futures contracts	$(71,425)	—	—	$(71,425)
Forward foreign currency contracts	—	$(365,384)	—	(365,384)

Total other financial instruments	$(71,425)	$(365,384)	—	$(436,809)

Total	$2,720,033	$140,296,960	$815,008	$143,832,001

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED SENIOR LOANS	ASSET- BACKED SECURITIES	COMMON STOCKS	ESCROWED SHARES		PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2009	$702,782	—	—	$59,926	$0	*	$9	$29,388	$792,105
Accrued premiums/discounts	78,724	$88	$(19)	—	—		—	—	78,793
Realized gain(loss)[1]	(26,344)	—	(127,136)	(29)	—		(11,500)	—	(165,009)
Change in unrealized appreciation (depreciation)[2]	93,091	3,835	127,155	30,089	—		11,492	13,664	279,326
Net purchases (sales)	(655,203)	586,077	—	—	(0	)*	—	—	(69,126)
Transfers into Level 3	—	—	—	—	—		—	—	—
Transfers out of Level 3	—	—	—	(58,032)	—		(1)	(43,048)	(101,081)

Balance as of September 30, 2010	$193,050	$590,000	—	$31,954	—		—	$4	$815,008

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[2]	$12,882	$3,835	—	$31,954	—		—	$(6)	$48,665

*	Value is less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the

Notes to Schedule of Investments (unaudited) (continued)

Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to- market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and Market Risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade

Notes to Schedule of Investments (unaudited) (continued)

typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,475,088
Gross unrealized depreciation	(6,408,041)

Net unrealized appreciation	$5,067,047

At September 30, 2010, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Buy:
U.S. Treasury Bonds	12	12/10	$1,715,742	$1,695,375	$(20,367)

Contracts to Sell:
U.S. Treasury 5-Year Notes	49	12/10	5,871,434	5,922,492	$(51,058)

Net unrealized loss on open futures contracts					$(71,425)

At September 30, 2010, the Portfolio had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
British Pound	JPMorgan Chase Bank	316,786	$497,457	11/24/10	$(5,175)
Euro	Credit Suisse	108,525	147,889	11/24/10	8,029

					2,854

Contracts to Sell:
British Pound	UBS AG	80,000	$125,626	11/24/10	$(1,438)
British Pound	JPMorgan Chase Bank	100,000	157,032	11/24/10	(2,404)
British Pound	Credit Suisse	126,262	198,273	11/24/10	1,748
British Pound	UBS AG	135,000	211,994	11/24/10	(2,265)
British Pound	Credit Suisse	180,000	282,658	11/24/10	(5,531)
British Pound	JPMorgan Chase Bank	220,000	345,471	11/24/10	(6,514)
British Pound	Citibank N.A.	220,000	345,471	11/24/10	2,583
British Pound	UBS AG	1,321,395	2,075,019	11/24/10	29,214
Euro	UBS AG	29,815	40,630	11/24/10	(2,806)
Euro	UBS AG	48,251	65,752	11/24/10	(3,523)
Euro	UBS AG	200,000	272,544	11/24/10	(9,324)
Euro	JPMorgan Chase Bank	300,000	408,816	11/24/10	(12,963)
Euro	Citibank N.A.	2,085,700	2,842,228	11/24/10	(101,712)
Euro	UBS AG	6,550,463	8,926,457	11/24/10	(253,303)

					(368,238)

Net unrealized loss on open forward foreign currency contracts					$(365,384)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(71,425)	—	—	$(71,425)
Foreign Exchange Contracts	—	—	$41,574	$(406,958)	(365,384)

Total	—	$(71,425)	$41,574	$(406,958)	$(436,809)

During the period ended September 30, 2010, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$1,640,218
Forward foreign currency contracts (to sell)	14,647,902
Futures contracts (to buy)	1,263,375
Futures contracts (to sell)	4,619,131

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010